Reverse Stock Split	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Reverse Stock Split [Text Block]
Note 12 – Reverse Stock Split

On January 11, 2017, the Company affected a 1-for-32 reverse stock split of its shares of common stock. As a result of the reverse stock split, every thirty-two (32) shares of the pre-reverse split common stock was combined and reclassified into one share of common stock. In addition, the Company’s pre-reverse split 400,000,000 authorized shares of common stock was proportionately reduced to 12,500,000 authorized shares of common stock as a result of the reverse stock split. These financial statements have been retrospectively adjusted to reflect this reverse stock split.

Note 13 – Reverse Stock Split

On January 11, 2017, the Company affected a 1-for-32 reverse stock split of its shares of common stock. As a result of the reverse stock split, every thirty-two (32) shares of the pre-reverse split common stock was combined and reclassified into one share of common stock. In addition, the Company’s pre-reverse split 400,000,000 authorized shares of common stock was proportionately reduced to 12,500,000 authorized shares of common stock as a result of the reverse stock split. These financial statements have been retrospectively adjusted to reflect this reverse stock split.